Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 25, 2016
AZL Multi-Manager Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® MULTI-MANAGER MID CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Annual Fund Operating Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its goal by investing in a combination of two subportfolios, or strategies, one of which is subadvised by J.P. Morgan Investment Management Inc., and the other of which is subadvised by Morgan Stanley Investment Management, Inc. The Manager generally makes equal allocations (approximately 50%) of the Fund's assets to each of the strategies. The investment results of the individual strategies will vary. The percentage allocations to the strategies will be monitored daily by the Manager and will generally not exceed plus or minus 3% of 50%. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.

The Fund as a whole normally will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities (including common stocks, preferred stocks and other securities convertible into common stocks or other equity securities) of mid cap companies. For this purpose, the Fund considers mid cap companies to be those that, at the time of purchase, have market capitalizations within the range of companies included in the Russell Midcap Growth Index, which at December 31, 2015, was between $201.8 million and $28.8 billion.

The JPMorgan Mid Cap Growth Strategy

Under normal circumstances, at least 80% of the net assets allocated to the JPMorgan Mid Cap Growth Strategy will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. The Strategy will invest primarily in common stocks of mid cap companies which the subadviser believes are capable of achieving sustained growth.

Derivatives may be used as substitutes for securities in which the Strategy can invest. To the extent the Strategy uses derivatives, it primarily will use futures contracts to more effectively gain targeted equity exposure from its cash positions.

In managing the Strategy, the subadviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future. Growth companies include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The subadviser may sell a security for several reasons. A security may be sold due to a change in the company's fundamentals or if the subadviser believes the security is no longer attractively valued. Investments may also be sold if the subadviser identifies a stock that it believes offers a better investment opportunity.

The Morgan Stanley Mid Cap Growth Strategy

Under normal circumstances, at least 80% of the net assets allocated to the Morgan Stanley Mid Cap Growth Strategy will be invested in common stocks and other equity securities of mid cap growth companies. The Strategy may also invest in preferred stocks and securities convertible into common stocks or other equity securities.

The Strategy seeks to invest in high quality companies that the subadviser believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Strategy typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The subadviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

		The Strategy may invest up to 25% of its total assets in securities of foreign companies, including emerging market securities. The securities in which the Strategy may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Growth Stocks Risk – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Capitalization Risk – Investing in mid-capitalization companies creates risk because mid-capitalization companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large capitalization companies.
  Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to November 23, 2015, the Fund was subadvised by only one subadviser, Morgan Stanley Investment Management Inc., and named the AZL Morgan Stanley Mid Cap Growth Fund. Consequently, the performance information below may have been different if J.P. Morgan had been a subadviser to the Fund during the period prior to November 23, 2015.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return Annual Return %
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q2, 2009) 25.30% Lowest (Q4, 2008) -28.50%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
AZL Multi-Manager Mid Cap Growth Fund | AZL Multi-Manager Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	350
5 Years	rr_ExpenseExampleNoRedemptionYear05	606
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,340
2006	rr_AnnualReturn2006	9.21%
2007	rr_AnnualReturn2007	22.19%
2008	rr_AnnualReturn2008	(48.52%)
2009	rr_AnnualReturn2009	57.66%
2010	rr_AnnualReturn2010	32.50%
2011	rr_AnnualReturn2011	(6.57%)
2012	rr_AnnualReturn2012	8.36%
2013	rr_AnnualReturn2013	38.94%
2014	rr_AnnualReturn2014	0.82%
2015	rr_AnnualReturn2015	(6.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.50%)
One Year Ended December 31, 2015	rr_AverageAnnualReturnYear01	(6.21%)
Five Years Ended December 31, 2015	rr_AverageAnnualReturnYear05	5.87%
Ten Years Ended December 31, 2015	rr_AverageAnnualReturnYear10	6.68%
AZL Multi-Manager Mid Cap Growth Fund | Russell MidCap® Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2015	rr_AverageAnnualReturnYear01	(0.20%)	[1]
Five Years Ended December 31, 2015	rr_AverageAnnualReturnYear05	11.54%	[1]
Ten Years Ended December 31, 2015	rr_AverageAnnualReturnYear10	8.16%	[1]

[1]	Reflects no deduction for fees, expenses, or taxes.